Significant accounting policies (Tables)	12 Months Ended
Dec. 31, 2019
Schedule of operating lease commitment to lease liabilities

(in thousands of €)

Operating lease commitments disclosed as at December 31, 2018	€3,004

Less: discounting effect using the lessee's incremental borrowing rate of the date of initial application	€(126)
Less: short-term leases recognized on a straight-line basis as expense	€(88)

Lease liability recognized as at January 1, 2019	€2,790
of which are:
Current lease liabilities	€1,078
Non-current lease liabilities	€1,712

IFRS 16
Schedule of cumulative effect of adoption

(in thousands of €)

Property, plant and equipment (right-of-use assets)	€2,790
Effect on total assets	€2,790

Lease liabilities (current and non-current)	€2,790
Effect on total equity and liabilities	€2,790

IFRS 15
Schedule of cumulative effect of adoption

(in thousands of €)	Balance at December 31, 2017	Adjustments due to adoption IFRS 15	Balance at January 1, 2018

Assets
Prepaid expenses	€2,338	€(255)	€2,083

Liabilities
Deferred revenue — non-current	€1,435	€378	€1,813
Deferred revenue — current	8,635	2,272	10,907

Equity
Accumulated losses	€(100,568)	€(2,395)	€(102,962)